Note 32 - Group Companies	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
32.	GROUP COMPANIES

List of most important fully consolidated companies:

Argentina
CERVECERIA Y MALTERIA QUILMES SAICA Y G Charcas 5160 – Buenos Aires	99.75%

Bolivia
CERVECERIA BOLIVIANA NACIONAL S.A. Avenida Montes 400 e Rua Chuquisaca 121 - La Paz	85.67%

Brazil
AMBEV S.A. Rua Dr. Renato Paes de Barros, 1.017, 3º andar, Itaim Bibi, São Paulo	Consolidating

AROSUCO AROMAS E SUCOS LTDA. Avenida Buriti, 5.385, Distrito Industrial - Manaus - AM	100.00%
CRBS S.A. Avenida Antarctica, 1.891, Fazenda Santa Úrsula – Jaguariúna – SP	100.00%

CERVEJARIA Z.X. S.A. Avenida Antarctica, 1.891, Fazenda Santa Úrsula – Jaguariúna - SP	100.00%

Canada
LABATT BREWING COMPANY LTD. 207 Queens Quay West, Suite 299 - M5J 1A7 - Toronto	100.00%

Chile
CERVECERIA CHILE S.A. Avenida Presidente Eduardo Frei Montalva, 9.600 - Comuna de Quilicura - Santiago	100.00%

Spain
JALUA SPAIN, S.L. Juan Vara Terán, 14 – Ilhas Canárias	100.00%

Luxembourg
AMBEV LUXEMBOURG 15 Breedewues - L1259 - Senningerberg	100.00%

Guatemala
INDUSTRIAS DEL ATLÁNTICO S.A. KM 122 Ruta al Atlantico – C.P 01012 Teculutan, Zacapa	50.00%

Paraguay
CERVECERIA PARAGUAYA S.A. Ruta Villeta KM 30 - Ypané	87.36%

Dominican Republic
CERVECERÍA NACIONAL DOMINICANA, S.A. Autopista 30 de Mayo, Distrito Nacional	84.71%

Uruguay
LINTHAL S.A. 25 de Mayo 444, office 401 - Montevideo	100.00%

CERVECERIA Y MALTERIA PAYSANDU S.A. Cesar Cortinas, 2.037 - Montevideo	99.93%

MONTHIERS S.A. Cesar Cortinas, 2.037 - Montevideo	100.00%

Panama
Cervecería Nacional S. de R.L. Planta Pasadena, vía Ricardo J Alfaro y Simón Bolívar, ciudad de Panamá, Rep. De Panamá	100.00%